Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date		Principal	Value
Corporate bonds and notes: 2.82%
United States: 2.82%
AbbVie Incorporated (Health care, Biotechnology)	2.60%	11-21-2024		$200,000	$ 214,396
Anthem Incorporated (Health care, Health care providers & services)	2.25	5-15-2030		275,000	291,924
AT&T Incorporated (Communication services, Diversified telecommunication services)	4.35	3-1-2029		250,000	297,957
Bank of America Corporation (3 Month LIBOR+1.21%)(Financials, Banks)±	3.97	2-7-2030		300,000	353,184
Berry Global Incorporated (Materials, Containers & packaging)	1.00	1-15-2025		275,000	338,473
BP Capital Markets America Incorporated (Energy, Oil, gas & consumable fuels)	1.75	8-10-2030		400,000	401,299
Chevron USA Incorporated (Energy, Oil, gas & consumable fuels)	0.69	8-12-2025		375,000	376,976
Citigroup Incorporated (Financials, Banks)	3.20	10-21-2026		150,000	167,589
CVS Health Corporation (Health care, Health care providers & services)	1.88	2-28-2031		225,000	227,303
Discovery Communications LLC (Communication services, Media)	3.95	3-20-2028		300,000	344,195
Ford Motor Company (Consumer discretionary, Automobiles)	8.50	4-21-2023		75,000	84,569
General Motors Company (Consumer discretionary, Automobiles)	5.40	10-2-2023		50,000	55,983
Global Payments Incorporated (Information technology, IT services)	3.20	8-15-2029		350,000	388,479
IQVIA Incorporated (Health care, Health care providers & services)	2.88	6-15-2028		225,000	283,708
Qualcomm Incorporated (Information technology, Semiconductors & semiconductor equipment)	2.15	5-20-2030		250,000	264,430
Total Corporate bonds and notes (Cost $3,818,952)					4,090,465
Foreign corporate bonds and notes: 19.64%
Denmark: 11.55%
Nordea Kredit Realkredit AS (Financials, Thrifts & mortgage finance)	1.00	10-1-2050	DKK	34,533,894	5,744,879
Nykredit Realkredit AS (Financials, Thrifts & mortgage finance)	1.00	10-1-2050	DKK	33,199,019	5,517,367
Realkredit Danmark AS (Financials, Thrifts & mortgage finance)	1.00	10-1-2050	DKK	33,126,742	5,506,715
					16,768,961
France: 0.67%
Altice France SA (Communication services, Diversified telecommunication services)	4.13	1-15-2029	EUR	200,000	248,972
Banijay Group SAS (Communication services, Media)	3.50	3-1-2025	EUR	175,000	213,252
Rubis Terminal Infra SAS (Energy, Oil, gas & consumable fuels)	5.63	5-15-2025	EUR	200,000	260,309
SPCM SA (Materials, Chemicals)	2.00	2-1-2026	EUR	200,000	247,384
					969,917
See accompanying notes to portfolio of investments

Wells Fargo International Bond Fund  |  1

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date		Principal	Value
Germany: 0.26%
Cheplapharm Arzneimittel (Health care, Pharmaceuticals)	4.38%	1-15-2028	EUR	100,000	$ 125,102
Rebecca Bidco (Consumer discretionary, Diversified consumer services)	5.75	7-15-2025	EUR	200,000	257,157
					382,259
India: 1.24%
International Finance Corporation (Financials, Capital markets)	6.30	11-25-2024	INR	127,750,000	1,803,108
Ireland: 0.18%
Smurfit Kappa Treasury Company (Materials, Paper & forest products)	1.50	9-15-2027	EUR	200,000	255,267
Italy: 0.18%
Gamma Bidco SpA (Industrials, Electrical equipment)	6.25	7-15-2025	EUR	200,000	254,103
Luxembourg: 2.17%
ContourGlobal Power Holdings SA (Utilities, Electric utilities)144A	2.75	1-1-2026	EUR	200,000	242,600
European Investment Bank (Financials, Banks)	0.01	1-18-2033	JPY	290,000,000	2,780,474
PLT VII Finance (Financials, Diversified financial services)	4.63	1-5-2026	EUR	100,000	126,673
					3,149,747
Netherlands: 0.65%
Maxeda DIY Holding BV (Consumer discretionary, Household durables)	5.88	10-1-2026	EUR	200,000	254,103
United Group BV (Communication services, Media)	3.13	2-15-2026	EUR	225,000	268,687
VZ Vendor Financing BV (Financials, Diversified financial services)144A	2.88	1-15-2029	EUR	250,000	303,733
Ziggo Bond Company BV (Communication services, Media)	3.38	2-28-2030	EUR	100,000	122,745
					949,268
Philippines: 0.75%
Asian Development Bank (Financials, Capital markets)	5.90	12-20-2022	INR	78,000,000	1,087,789
Sweden: 0.17%
Verisure Holding AB (Industrials, Commercial services & supplies)	3.88	7-15-2026	EUR	200,000	249,827
United Kingdom: 1.82%
European Bank for Reconstruction and Development (Financials, Capital markets)	6.50	6-19-2023	INR	55,000,000	777,428
FCE Bank plc (Financials, Banks)	1.66	2-11-2021	EUR	200,000	244,330
Galaxy Bidco Limited (Financials, Insurance)	6.50	7-31-2026	GBP	200,000	285,293
Ineos Finance plc (Financials, Diversified financial services)144A	3.38	3-31-2026	EUR	200,000	251,721
Pinewood Finance Company Limited (Financials, Diversified financial services)	3.25	9-30-2025	GBP	100,000	139,212
Playtech plc (Consumer discretionary, Hotels, restaurants & leisure)	3.75	10-12-2023	EUR	175,000	216,568
See accompanying notes to portfolio of investments

2  |  Wells Fargo International Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date		Principal	Value
United Kingdom: 1.82% (continued)
Synthomer plc (Materials, Chemicals)	3.88%	7-1-2025	EUR	100,000	$ 127,895
Victoria plc (Consumer discretionary, Household durables)	5.25	7-15-2024	EUR	200,000	252,515
Virgin Media Secured Finance plc (Communication services, Media)	4.25	1-15-2030	GBP	250,000	350,849
					2,645,811
Total Foreign corporate bonds and notes (Cost $26,758,558)					28,516,057
Foreign government bonds: 70.36%
Brazil	10.00	1-1-2023	BRL	1,775,000	377,268
Brazil	10.00	1-1-2025	BRL	8,750,000	1,947,644
Canada 144A	2.55	3-15-2025	CAD	7,575,000	6,445,207
Colombia	6.00	4-28-2028	COP	1,235,000,000	386,984
Hungary	1.50	4-22-2026	HUF	985,000,000	3,341,006
India	7.32	1-28-2024	INR	24,000,000	355,627
Indonesia	6.50	6-15-2025	IDR	10,050,000,000	753,500
Indonesia	5.50	4-15-2026	IDR	25,000,000,000	1,805,150
Indonesia	7.25	2-15-2026	IDR	23,750,000,000	1,825,651
Italy Buoni Poliennali del Tesoro	0.35	2-1-2025	EUR	3,250,000	4,057,274
Italy Buoni Poliennali del Tesoro	0.95	8-1-2030	EUR	4,375,000	5,586,044
Japan	0.10	3-20-2027	JPY	410,000,000	4,019,036
Japan	0.10	6-20-2030	JPY	1,905,000,000	18,605,737
Japan	0.10	9-20-2030	JPY	280,000,000	2,731,393
Korea Treasury Bond	1.88	6-10-2029	KRW	1,920,000,000	1,792,654
Korea Treasury Bond	2.38	3-10-2023	KRW	1,706,000,000	1,617,639
Malaysia	3.90	11-30-2026	MYR	1,100,000	297,157
Malaysia	3.96	9-15-2025	MYR	12,250,000	3,292,288
Mexico	5.75	3-5-2026	MXN	8,350,000	438,504
Mexico	8.00	11-7-2047	MXN	7,150,000	424,042
Mexico	8.50	5-31-2029	MXN	100,325,000	6,145,187
New South Wales	3.00	5-20-2027	AUD	1,815,000	1,602,009
New South Wales	5.00	8-20-2024	AUD	1,650,000	1,491,069
Norwegian 144A	1.50	2-19-2026	NOK	31,600,000	3,837,158
Poland	2.50	1-25-2023	PLN	1,000,000	281,118
Poland	2.75	10-25-2029	PLN	325,000	99,309
Queensland Treasury Corporation 144A	2.75	8-20-2027	AUD	2,000,000	1,747,052
Queensland Treasury Corporation 144A	4.75	7-21-2025	AUD	2,050,000	1,891,861
Republic of Peru	5.70	8-12-2024	PEN	400,000	129,171
Republic of South Africa	8.75	2-28-2048	ZAR	25,750,000	1,441,097
Republic of South Africa	8.75	2-28-2048	ZAR	11,185,000	625,968
Republic of South Africa	10.50	12-21-2026	ZAR	26,585,000	2,140,661
Romania	3.25	4-29-2024	RON	4,240,000	1,086,076
Romania	3.40	3-8-2022	RON	600,000	152,205
Romania	4.85	4-22-2026	RON	6,550,000	1,812,307
Romania	5.00	2-12-2029	RON	3,535,000	1,017,065
Russia	4.50	7-16-2025	RUB	221,000,000	2,899,043
Russia	6.50	2-28-2024	RUB	38,600,000	546,457
Russia	7.00	12-15-2021	RUB	26,000,000	360,727
Spain Bonos y Obligaciones del Estado	0.01	1-31-2025	EUR	1,150,000	1,432,529
Spain Bonos y Obligaciones del Estado 144A	1.25	10-31-2030	EUR	3,875,000	5,289,165
United Kingdom Gilt Bond	0.63	6-7-2025	GBP	3,240,000	4,570,406
United Kingdom Gilt Bond	0.75	7-22-2023	GBP	1,050,000	1,467,765
Total Foreign government bonds (Cost $96,755,563)					102,165,210
See accompanying notes to portfolio of investments

Wells Fargo International Bond Fund  |  3

Portfolio of investments—December 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Foreign government bonds: 70.36% (continued)
U.S. Treasury securities: 1.65%
U.S. Treasury Note	0.25%	8-31-2025	$2,400,000	$ 2,391,750
Total U.S. Treasury securities (Cost $2,392,132)				2,391,750
Yankee corporate bonds and notes: 1.41%
China: 0.37%
Tencent Holdings Limited (Communication services, Interactive media & services)144A	3.28	4-11-2024	500,000	532,449
France: 0.33%
Electricite de France SA (Utilities, Electric utilities)	4.50	9-21-2028	400,000	476,927
Japan: 0.14%
Takeda Pharmaceutical (Health care, Pharmaceuticals)	2.05	3-31-2030	200,000	204,516
Spain: 0.22%
Telefonica Emisiones SAU (Communication services, Wireless telecommunication services)	4.10	3-8-2027	275,000	318,233
United Kingdom: 0.35%
Vodafone Group plc (Communication services, Wireless telecommunication services)	4.38	5-30-2028	425,000	508,786
Total Yankee corporate bonds and notes (Cost $1,850,762)				2,040,911

		Yield	Shares
Short-term investments: 2.88%
Investment companies: 2.88%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	4,186,705	$ 4,186,705
Total Short-term investments (Cost $4,186,705)				4,186,705
Total investments in securities (Cost $135,762,672)	98.76%			143,391,098
Other assets and liabilities, net	1.24			1,802,862
Total net assets	100.00%			$145,193,960

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments

4  |  Wells Fargo International Bond Fund

Portfolio of investments—December 31, 2020 (unaudited)
Abbreviations:
LIBOR	London Interbank Offered Rate
AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
COP	Colombian peso
DKK	Danish krone
EUR	Euro
GBP	Great British pound
HUF	Hungarian forint
IDR	Indonesian rupiah
INR	Indian Rupee
JPY	Japanese yen
KRW	Republic of Korea won
MXN	Mexican peso
MYR	Malaysian ringgit
NOK	Norway Krone
PEN	Peruvian sol
PLN	Polish zloty
RON	Romanian lei
RUB	Russian ruble
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$1,002,714	$35,184,275	$(32,000,284)	$0	$0	$4,186,705	2.88%	4,186,705	$184
Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
2,920,000 GBP	3,776,839 USD	State Street Bank	1-8-2021	$216,538	$0
1,336,454 USD	19,700,000 ZAR	State Street Bank	1-8-2021	2,735	0
62,385,000 CNY	9,205,129 USD	State Street Bank	1-8-2021	325,038	0
836,000,000 JPY	8,026,499 USD	State Street Bank	1-8-2021	72,362	0
1,265,000 TRY	156,841 USD	State Street Bank	1-8-2021	10,985	0
550,000 GBP	725,602 USD	State Street Bank	1-8-2021	26,575	0
123,620,000 JPY	1,184,030 USD	State Street Bank	1-8-2021	13,555	0
13,800,000 CNY	2,091,226 USD	State Street Bank	1-8-2021	16,914	0
1,675,000 BRL	315,680 USD	State Street Bank	1-8-2021	6,690	0
18,250,000 THB	605,407 USD	State Street Bank	1-8-2021	3,815	0
775,000 EUR	942,443 USD	State Street Bank	1-15-2021	5,833	0
83,000,000 JPY	797,371 USD	State Street Bank	1-15-2021	6,703	0
2,175,000 CNY	332,900 USD	State Street Bank	3-31-2021	0	(639)
17,590,000 EUR	21,367,488 USD	State Street Bank	3-31-2021	155,317	0
7,550,000,000 IDR	530,122 USD	State Street Bank	3-31-2021	5,551	0
925,000 PLN	251,196 USD	State Street Bank	3-31-2021	0	(3,498)
See accompanying notes to portfolio of investments

Wells Fargo International Bond Fund  |  5

Portfolio of investments—December 31, 2020 (unaudited)
Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
99,475,000 HUF	336,715 USD	State Street Bank	3-31-2021	$0	$(1,656)
2,750,000 EUR	3,370,510 USD	State Street Bank	4-9-2021	0	(5,660)
3,140,000 CNY	463,318 USD	State Street Bank	4-9-2021	16,360	0
287,450 USD	30,000,000 JPY	State Street Bank	4-9-2021	0	(3,179)
98,536 USD	1,450,000,000 IDR	State Street Bank	2-8-2021	0	(4,342)
513,064 USD	7,550,000,000 IDR	State Street Bank	2-8-2021	0	(22,609)
2,368,793 USD	245,000,000 JPY	State Street Bank	1-29-2021	0	(4,677)
1,024,157 USD	16,100,000 ZAR	State Street Bank	2-12-2021	0	(65,837)
233,457 USD	3,670,000 ZAR	State Street Bank	2-12-2021	0	(15,008)
2,042,328 USD	215,000,000 JPY	State Street Bank	1-29-2021	0	(40,513)
160,688 USD	2,550,000 ZAR	State Street Bank	2-12-2021	0	(11,951)
1,758,122 USD	185,000,000 JPY	State Street Bank	1-29-2021	0	(34,090)
258,902 USD	4,020,000 ZAR	State Street Bank	2-12-2021	0	(13,258)
582,147 USD	45,000,000 RUB	State Street Bank	2-18-2021	0	(24,066)
168,763 USD	2,620,000 ZAR	State Street Bank	2-12-2021	0	(8,615)
2,008,958 USD	154,750,000 RUB	State Street Bank	2-18-2021	0	(75,744)
222,965 USD	17,175,000 RUB	State Street Bank	2-18-2021	0	(8,406)
122,896 USD	9,200,000 INR	State Street Bank	2-23-2021	0	(2,353)
3,673,524 USD	275,000,000 INR	State Street Bank	2-23-2021	0	(70,347)
496,011 USD	650,000 CAD	State Street Bank	2-22-2021	0	(14,714)
197,220 USD	4,000,000 MXN	State Street Bank	2-26-2021	0	(2,598)
2,662,472 USD	54,000,000 MXN	State Street Bank	2-26-2021	0	(35,069)
235,582 USD	1,250,000 BRL	State Street Bank	2-2-2021	0	(4,993)
17,007,203 USD	104,000,000 DKK	State Street Bank	1-8-2021	0	(64,662)
3,262,852 USD	4,350,000 AUD	State Street Bank	1-14-2021	0	(91,197)
630,660 USD	65,500,000 JPY	State Street Bank	1-29-2021	0	(3,880)
265,611 USD	5,400,000 MXN	State Street Bank	2-26-2021	0	(4,143)
2,003,014 USD	40,600,000 MXN	State Street Bank	3-24-2021	0	(19,094)
249,143 USD	5,050,000 MXN	State Street Bank	3-24-2021	0	(2,375)
271,361 USD	4,000,000 ZAR	State Street Bank	2-12-2021	555	0
				$885,526	$(659,173)
See accompanying notes to portfolio of investments

6  |  Wells Fargo International Bond Fund

Notes to portfolio of investments—December 31, 2020 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority

Wells Fargo International Bond Fund  |  7

Notes to portfolio of investments—December 31, 2020 (unaudited)

to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$4,090,465	$0	$4,090,465
Foreign corporate bonds and notes	0	28,516,057	0	28,516,057
Foreign government bonds	0	102,165,210	0	102,165,210
U.S. Treasury securities	2,391,750	0	0	2,391,750
Yankee corporate bonds and notes	0	2,040,911	0	2,040,911
Short-term investments
Investment companies	4,186,705	0	0	4,186,705
	6,578,455	136,812,643	0	143,391,098
Forward foreign currency contracts	0	885,526	0	885,526
Total assets	$6,578,455	$137,698,169	$0	$144,276,624
Liabilities
Forward foreign currency contracts	$0	$659,173	$0	$659,173
Total liabilities	$0	$659,173	$0	$659,173
Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail is included in the Portfolio of Investments.
For the three months ended December 31, 2020, the Fund did not have any transfers into/out of Level 3.

8  |  Wells Fargo International Bond Fund